P 11/14/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
NOV 15 2005
OFFICE OF THE SECRETARY

CONFIDENTIAL FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended: 09/30/05

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED
AND/OR
CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: HBK Investments L.P.
Address: 300 Crescent Court, Suite 700
Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

[redacted]

05077147

Person Signing this Report on Behalf of Report Manager:

Name: Jon L. Mosle
Title: Authorized Signatory
Phone: (214) 758-6107

Signature, Place, and Date of Signing:

Jon L. Mosle, General Counsel — Dallas, Texas — November 14, 2005

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $1,167,911 (thousands)

List of Other Included Managers: NONE

<PAGE>

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
<S>				<C>							
AFFILIATED MANAGERS GROUP	DBCV 2/2	008252AE8	163445	97000	PRN		SOLE		97000	0	0
AMERICAN FINL RLTY TR	NOTE 4.375% 7/1	02607PAB3	48240	50550	PRN		SOLE		50550	0	0
AVNET INC	DBCV 2.000% 3/1	053807AL7	74443	75500	PRN		SOLE		75500	0	0
CAPITALSOURCE INC	DBCV 1.250% 3/1	14055XAB8	16209	18000	PRN		SOLE		18000	0	0
CAPITALSOURCE INC	DBCV 3.500% 7/1	14055XAD4	19609	21000	PRN		SOLE		21000	0	0
LUCENT TECHNOLOGIES INC	DBCV 2.750% 6/1	549463AH0	77903	65000	PRN		SOLE		65000	0	0
RECKSON OPER PARTNERSHIP L P	DEB 4.000% 6/1	75621LAJ3	58590	58500	PRN		SOLE		58500	0	0
SOLECTRON CORP	NOTE 0.500% 2/1	834182AT4	43645	58000	PRN		SOLE		58000	0	0

public

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